Average Annual Total Returns - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Chemicals Portfolio	Apr. 29, 2023
Select Chemicals Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(13.80%)
Past 5 years	2.40%
Past 10 years	8.47%
Select Chemicals Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(15.87%)
Past 5 years	0.88%
Past 10 years	6.80%
Select Chemicals Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.58%)
Past 5 years	1.71%
Past 10 years	6.50%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1503
Average Annual Return:
Past 1 year	(12.15%)
Past 5 years	5.97%
Past 10 years	10.32%